Leases - Schedule of Movements in Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Lease Liabilities [Abstract]
Balance at beginning of period	$ 13,059	$ 3,919
Additions	5,441	10,165
Cash outflows (principle and interest)	(2,316)	(1,143)
Non-cash interest	422	225
Currency translation effects	137	(107)
Balance at end of period	$ 16,743	$ 13,059